Related Party Transactions (Details) (USD $)	12 Months Ended								0 Months Ended		1 Months Ended					12 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended											1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended					3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Blockbuster, Wireless Spectrum and Other Segments	Dec. 31, 2011 Blockbuster, Wireless Spectrum and Other Segments	Dec. 31, 2012 EchoStar XVI	Dec. 31, 2011 Tivo Inc	Dec. 31, 2010 Tivo Inc	Dec. 02, 2012 Dish Network	Oct. 02, 2012 Dish Network	Nov. 30, 2011 Dish Network	Aug. 31, 2011 Dish Network	Apr. 30, 2011 Dish Network	Nov. 30, 2011 Dish Network Sprint Settlement Agreement	Apr. 30, 2011 EchoStar TiVo v. Dish Network and EchoStar Corporation item	Dec. 31, 2012 EchoStar TiVo v. Dish Network and EchoStar Corporation	Apr. 29, 2011 EchoStar TiVo v. Dish Network and EchoStar Corporation	Dec. 31, 2012 EchoStar Remanufactured Receiver Agreement	May 31, 2010 EchoStar Certain Sports Related Programming Broadcast Agreement	Dec. 21, 2012 EchoStar EchoStar XVI	Dec. 31, 2012 EchoStar EchoStar XVI	Dec. 31, 2009 EchoStar EchoStar XVI	Dec. 31, 2009 EchoStar DISH Nimiq 5 Agreement item	Dec. 31, 2008 EchoStar QuetzSat-1 Lease Agreement item	Dec. 31, 2012 EchoStar TT&C Agreement	Dec. 31, 2012 EchoStar Receiver Agreement	Dec. 31, 2011 EchoStar Receiver Agreement	Dec. 31, 2010 EchoStar Receiver Agreement	Dec. 31, 2012 EchoStar Inverness Lease Agreement	Dec. 31, 2012 EchoStar Santa Fe Lease Agreement	Dec. 31, 2012 EchoStar Gilbert Lease Agreement	Nov. 30, 2011 EchoStar DISH Online.com Services Agreement	Jan. 31, 2010 EchoStar DISH Online.com Services Agreement item	Dec. 31, 2012 EchoStar DISH Online.com Services Agreement	Feb. 28, 2010 EchoStar DISH Remote Access Services Agreement	Dec. 31, 2012 EchoStar DISH Remote Access Services Agreement	Feb. 29, 2012 EchoStar Sling Service Services Agreement	Feb. 28, 2010 EchoStar Sling Service Services Agreement	Dec. 31, 2012 EchoStar Sling Service Services Agreement	Sep. 30, 2010 EchoStar RUS Implementation Agreement	Dec. 31, 2012 EchoStar RUS Implementation Agreement	Mar. 31, 2010 EchoStar EchoStar XV Launch Service	Jul. 31, 2012 EchoStar Weather Related Programming Agreement	Oct. 31, 2010 EchoStar Acquisition of South.com, L.L.C	Dec. 31, 2010 EchoStar International Programming Rights Agreement	Dec. 31, 2008 EchoStar Varick Sublease Agreement	Dec. 31, 2012 EchoStar El Paso Lease Agreement item	Sep. 30, 2012 EchoStar QuetzSat-1 Transponder Agreement item	Dec. 31, 2012 EchoStar Minimum Broadcast Agreement	Dec. 31, 2012 EchoStar Minimum Receiver Agreement	Dec. 31, 2012 EchoStar Minimum Product Support Agreement	Jan. 31, 2013 EchoStar Dish Network Professional Services Agreement	Dec. 31, 2012 EchoStar Dish Network Professional Services Agreement	Jan. 31, 2013 EchoStar Dish Network Management Services Agreement	Dec. 31, 2012 EchoStar Dish Network Management Services Agreement	Dec. 31, 2011 EchoStar Dish Network Maximum Patent Cross-License Agreements	Dec. 31, 2012 EchoStar Dish Network Maximum Patent Cross-License Agreements	Dec. 31, 2012 NagraStar	Dec. 31, 2011 NagraStar	Dec. 31, 2010 NagraStar	Dec. 31, 2012 Blockbuster, Inc.	Dec. 31, 2011 Blockbuster, Inc.	Jun. 30, 2010 EchoStar XIV DISH Orbital II L.L.C	Sep. 30, 2010 EchoStar XV DISH Orbital II L.L.C
Related Party Transactions
Dividend declared (in dollars per share)									$ 1.00		$ 2.00
Aggregate dividend declared (in dollars per share)									$ 453,000,000		$ 893,000,000
Dividend paid to DOC	907,230,000	3,500,000,000							850,000,000		1,300,000,000	700,000,000	1,500,000,000
Distribution to DOC of the assets and liabilities associated with satellite broadband business										66,000,000
Deemed dividend										57,000,000
Net satellite broadband assets distributed to DISH Network	8,628,000									9,000,000
Fair value of property and equipment																																																															448,000,000	413,000,000
Amount assumed in vendor financings																																																															22,000,000	18,000,000
Amount paid to affiliate																																																															426,000,000	395,000,000
Carrying value of property and equipment	3,007,384,000	3,122,243,000																																																													317,000,000	278,000,000
Capital distribution to DOC			266,699,000																																																												131,000,000	135,000,000
Subscriber-related expenses																																																													21,000,000	4,000,000
Minimum required notice period for termination of agreement by related party																		60 days																																					30 days
Automatic renewal period																										1 year										1 year	1 year															1 year		1 year
Minimum notice period for termination of agreement																															30 days																						60 days		1 year
Term of renewal option exercised																																1 year
Required notice for termination of individual service																																																				30 days
Minimum required notice period for termination of agreement by related party providing service																																																							180 days
Maximum grants receivable																																								14,000,000
Cost of sales - equipment, services and other	96,240,000	79,563,000	76,295,000																																						7,000,000
Settlement amount															500,000,000
Initial settlement amount paid															300,000,000
Aggregate of six annual installment amounts between 2012 and 2017, net of contribution from related party								517,000,000									200,000,000
Litigation settlement, number of annual installments															6
Contribution from related party															10,000,000
Percentage of litigation settlement amount to be made by related party annually															95.00%
Reversal of litigation accrual							335,000,000
Settlement payment							290,000,000
Portion of litigation payment related to periods periods prior to 2011							182,000,000
Portion of litigation payment related to future period prepayments							108,000,000
Dish Network's share of remaining litigation payments							190,000,000
Litigation settlement gross amount related to future periods							298,000,000
Reduction in litigation expense							6,000,000
Required notice period for termination of agreement by the reporting entity																									60 days									120 days		120 days			120 days	45 days									60 days	60 days	60 days
Agreement term																			10 years				10 years										2 years		5 years			5 years								7 years
Agreement term with third party																							15 years	10 years
Agreement term from commencement of service date																				4 years		10 years
Number of consecutive three year renewal options																																															4
Number of DBS transponders available to receive services																							32
Number of DBS transponders available for related party to receive services																							32	32
Number of DBS transponders expected to receive services																								24
Required notice for renewal of agreement																										180 days
Set-top boxes and other equipment purchases from EchoStar																										1,028,588,000	1,158,293,000	1,470,173,000
Set-top boxes and other equipment included in "Cost of sales - subscriber promotion subsidies - Echostar"	264,208,000	249,440,000	175,777,000																							264,208,000	249,440,000	175,777,000
Required notice period for termination of agreement																													6 months
Term of renewal option						6 years																								1 year																	3 years
Additional term of renewal option																					5 years
Number of transponders subleased																																																5
Number of successive one year renewal options																																	3
Fair value of rights assigned																																										103,000,000
Recorded value of rights assigned																																										89,000,000
Excess of paid amount over recorded amount of rights assigned																																										14,000,000
Amount paid for related party transaction																5,000,000																											5,000,000	5,000,000	2,000,000
Payments to third party by related party																																																								10,000,000
Payments to third party by related party under extension option																																																									3,000,000
Net payment for agreement settlement														114,000,000
Expenses from transactions with related party				11,000,000	2,000,000																																																					72,549,000	77,705,000	79,547,000
Amounts Payable and Commitments	$ 262,843,000	$ 222,917,000																																																								$ 21,930,000	$ 5,853,000